SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	299,424,485	296,597,888
Ordinary shares, shares outstanding	285,902,609	283,076,012	280,518,358	278,282,366
Treasury stock, shares	3,096,764	3,096,764
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	299,424,485	296,597,888
Ordinary shares, shares outstanding	285,902,609	283,076,012
Treasury stock, shares	3,096,764	3,096,764